16. SATELLITES, PROPERTY AND OTHER EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	$ 1,791,847
Additions
Cost at end of year	1,703,039	$ 1,791,847
Satellites [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	1,322,986
Additions
Cost at end of year	1,596,774	1,322,986
Property and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	91,896
Additions
Cost at end of year	95,128	91,896
Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	376,965
Additions
Cost at end of year	11,137	376,965
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	3,796,363	3,703,079
Additions	78,911	142,482
Cumulative effect adjustment (Note 3)	(1,038)
Disposals/retirements	(3,622)	(2,982)
Reclassifications and transfers from assets under construction
Impact of foreign exchange	65,148	(46,216)
Cost at end of year	3,935,762	3,796,363
Gross carrying amount [Member] | Satellites [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	3,180,178	3,203,103
Additions
Cumulative effect adjustment (Note 3)	(4,172)
Disposals/retirements
Reclassifications and transfers from assets under construction	448,216
Impact of foreign exchange	45,348	(22,925)
Cost at end of year	3,669,570	3,180,178
Gross carrying amount [Member] | Property and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	239,220	229,208
Additions	538	3,270
Cumulative effect adjustment (Note 3)
Disposals/retirements	(3,622)	(2,982)
Reclassifications and transfers from assets under construction	17,229	11,816
Impact of foreign exchange	1,690	(2,092)
Cost at end of year	255,055	239,220
Gross carrying amount [Member] | Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	376,965	270,768
Additions	78,373	139,212
Cumulative effect adjustment (Note 3)	3,134
Disposals/retirements
Reclassifications and transfers from assets under construction	(465,445)	(11,816)
Impact of foreign exchange	18,110	(21,199)
Cost at end of year	11,137	376,965
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	(2,004,516)	(1,787,668)
Additions	(224,851)	(221,058)
Cumulative effect adjustment (Note 3)	1,433
Disposals/retirements	3,207	2,564
Impact of foreign exchange	(7,996)	1,646
Cost at end of year	(2,232,723)	(2,004,516)
Accumulated depreciation, amortisation and impairment [Member] | Satellites [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	(1,857,192)	(1,651,321)
Additions	(209,804)	(206,439)
Cumulative effect adjustment (Note 3)	1,433
Disposals/retirements
Impact of foreign exchange	(7,050)	568
Cost at end of year	(2,072,796)	(1,857,192)
Accumulated depreciation, amortisation and impairment [Member] | Property and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	(147,324)	(136,347)
Additions	(14,864)	(14,619)
Cumulative effect adjustment (Note 3)
Disposals/retirements	3,207	2,564
Impact of foreign exchange	(946)	1,078
Cost at end of year	(159,927)	(147,324)
Accumulated depreciation, amortisation and impairment [Member] | Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year
Additions
Disposals/retirements
Impact of foreign exchange
Cost at end of year